Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Lattice Strategies Trust
Entity Central Index Key	0001605803
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000149406 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Developed Markets (ex-US) ETF
Class Name	Hartford Multifactor Developed Markets (ex-US) ETF
Trading Symbol	RODM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Developed Markets (ex-US) ETF	$15	0.29%
^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 1,105,083,829
Holdings Count | Holding	318
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$1,105,083,829
Total number of portfolio holdings (excluding derivatives, if any)	318
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	24%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.6%
Canada	14.3%
United Kingdom	10.9%
Australia	9.7%
United States	6.3%
France	5.3%
Germany	4.9%
Sweden	3.1%
Israel	3.0%
Netherlands	2.9%
Other**	18.0%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149407 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Emerging Markets ETF
Class Name	Hartford Multifactor Emerging Markets ETF
Trading Symbol	ROAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Emerging Markets ETF	$21	0.44%
^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 28,223,590
Holdings Count | Holding	312
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$28,223,590
Total number of portfolio holdings (excluding derivatives, if any)	312
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	29%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	21.7%
India	16.5%
Taiwan	14.3%
South Korea	11.5%
Saudi Arabia	6.3%
Brazil	4.5%
Indonesia	3.5%
Malaysia	3.5%
Thailand	3.5%
Poland	3.1%
Other**	10.9%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149409 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor US Equity ETF
Class Name	Hartford Multifactor US Equity ETF
Trading Symbol	ROUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor US Equity ETF	$9	0.19%
^	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[3]
Net Assets	$ 452,550,872
Holdings Count | Holding	339
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$452,550,872
Total number of portfolio holdings (excluding derivatives, if any)	339
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	25%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	26.4%
Health Care	13.1%
Financials	12.2%
Industrials	10.8%
Consumer Discretionary	9.7%
Communication Services	7.7%
Consumer Staples	7.6%
Utilities	4.3%
Materials	3.4%
Energy	3.1%
Real Estate	1.5%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000149410 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Small Cap ETF
Class Name	Hartford Multifactor Small Cap ETF
Trading Symbol	ROSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Small Cap ETF	$16	0.34%
^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.34%	[4]
Net Assets	$ 31,172,440
Holdings Count | Holding	312
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$31,172,440
Total number of portfolio holdings (excluding derivatives, if any)	312
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	23%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	19.0%
Financials	17.7%
Industrials	16.0%
Consumer Discretionary	11.8%
Information Technology	9.6%
Real Estate	6.8%
Consumer Staples	5.6%
Energy	3.5%
Materials	3.3%
Utilities	3.2%
Communication Services	3.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000180487 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor Diversified International ETF
Class Name	Hartford Multifactor Diversified International ETF
Trading Symbol	RODE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor Diversified International ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor Diversified International ETF	$14	0.29%
^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[5]
Net Assets	$ 18,784,607
Holdings Count | Holding	325
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$18,784,607
Total number of portfolio holdings (excluding derivatives, if any)	325
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	25%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	12.3%
Japan	11.9%
Taiwan	7.0%
Australia	6.9%
Canada	5.4%
United States	5.2%
South Korea	4.7%
United Kingdom	3.9%
France	3.3%
India	3.3%
Other**	35.2%
Other Assets & Liabilities	0.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000225983 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Longevity Economy ETF
Class Name	Hartford Longevity Economy ETF
Trading Symbol	HLGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Longevity Economy ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Longevity Economy ETF	$21	0.44%
^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%	[6]
Net Assets	$ 11,950,943
Holdings Count | Holding	340
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$11,950,943
Total number of portfolio holdings (excluding derivatives, if any)	340
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	29%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	29.1%
Health Care	16.7%
Consumer Discretionary	13.4%
Financials	12.3%
Communication Services	11.7%
Consumer Staples	7.0%
Utilities	4.1%
Industrials	3.9%
Real Estate	1.7%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000238811 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined US Equity ETF
Class Name	Hartford Disciplined US Equity ETF
Trading Symbol	HDUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Disciplined US Equity ETF	$9	0.19%
^	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[7]
Net Assets	$ 136,649,325
Holdings Count | Holding	259
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$136,649,325
Total number of portfolio holdings (excluding derivatives, if any)	259
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	27%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	26.4%
Financials	12.3%
Industrials	10.6%
Health Care	10.4%
Communication Services	9.6%
Consumer Discretionary	9.6%
Consumer Staples	7.7%
Real Estate	4.4%
Energy	3.7%
Materials	3.0%
Utilities	1.9%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000246652 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multifactor International Small Company ETF
Class Name	Hartford Multifactor International Small Company ETF
Trading Symbol	ROIS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Multifactor International Small Company ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor International Small Company ETF	$24	0.49%
^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[8]
Net Assets	$ 5,022,562
Holdings Count | Holding	304
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$5,022,562
Total number of portfolio holdings (excluding derivatives, if any)	304
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	24%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.5%
India	10.1%
Taiwan	8.4%
Canada	6.5%
Switzerland	6.0%
China	5.6%
Australia	5.5%
South Korea	5.0%
France	4.5%
Hong Kong	3.5%
Other**	29.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000246653 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Quality Growth ETF
Class Name	Hartford US Quality Growth ETF
Trading Symbol	HQGO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Quality Growth ETF	$17	0.34%
^	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[9]
Net Assets	$ 43,939,212
Holdings Count | Holding	225
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$43,939,212
Total number of portfolio holdings (excluding derivatives, if any)	225
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	31%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	37.8%
Consumer Discretionary	13.8%
Communication Services	11.5%
Health Care	11.4%
Industrials	6.2%
Consumer Staples	6.1%
Financials	5.6%
Energy	4.3%
Materials	2.0%
Real Estate	1.1%
Utilities	0.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000246654 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford US Value ETF
Class Name	Hartford US Value ETF
Trading Symbol	VMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Value ETF	$14	0.29%
^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[10]
Net Assets	$ 47,933,218
Holdings Count | Holding	151
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of March 31, 2025
Fund's net assets	$47,933,218
Total number of portfolio holdings (excluding derivatives, if any)	151
Portfolio turnover rate (excludes in-kind creation or redemption transactions)	44%

Holdings [Text Block]
Graphical Representation of Holdings as of March 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	32.4%
Energy	11.2%
Health Care	10.5%
Information Technology	7.8%
Industrials	7.7%
Communication Services	6.7%
Utilities	6.5%
Real Estate	4.7%
Consumer Staples	4.6%
Consumer Discretionary	4.0%
Materials	3.7%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.